Investment Strategy - WisdomTree Quantum Computing Fund	Oct. 06, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the Index as a whole. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.

WisdomTree, Inc. (“WisdomTree”), the Index Provider and parent company of the Fund’s investment adviser, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”), designed the Index to provide exposure to global companies involved in Quantum Computing Activities (as that term is described below). Quantum computing refers to a confluence of advances in technology that use quantum mechanics principles to process information, potentially solving complex problems beyond the capabilities of classical computers by leveraging quantum bits (“qubits”) that can exist in multiple states simultaneously.

The Index is maintained in accordance with a rules-based methodology overseen and implemented by the WisdomTree Quantum Computing Index Committee (the “Index Committee”). The Index will be rebalanced and reconstituted on a quarterly basis in February, May, August, and November.

To be eligible for inclusion in the Index, a company must (i) conduct its Primary Business Activities and list its shares on a securities exchange operating in one or more of the following countries: Australia, Austria, Belgium, Brazil, Canada, Chile, China, Czech Republic, Denmark, Finland, France, Germany, Hong Kong, Hungary, Ireland, Israel, Italy, Japan (Tokyo Stock Exchange only), Mexico, Netherlands, Norway, Poland, Portugal, Singapore, South Africa, South Korea, Spain, Sweden, Switzerland, Taiwan, Thailand, United Kingdom, or United States; (ii) have a minimum market capitalization of $200 million; and (iii) have a median daily dollar volume greater than $1,000,000 in the last three months preceding the Index screening date. In the case of China, a constituent company must also list its shares on a securities exchange operating in a developed country, or be part of the Stock Connect program, a securities trading and clearing program designed to facilitate mutual stock market access between mainland China and Hong Kong. The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.

Companies selected for inclusion in the Index must be a provider of at least one of the following services or technologies (collectively, “Quantum Computing Activities”): (i) quantum chips and qubit technology; (ii) quantum software and algorithms; (iii) quantum annealing and simulation; (iv) quantum-as-a-service (i.e., cloud-based platforms that provide users with a variety of quantum computing resources, including hardware, software, and development tools); (v) post-quantum cryptography; (vi) quantum networking and communications; (vii) advanced computing; and (viii) tools and infrastructure as well as semiconductors, materials and components to companies involved in the development of quantum computing technologies.

A company’s involvement in Quantum Computing Activities is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report, 10-K), earnings call transcripts, patent submissions, news, and press releases, as well as via exposure to relevant industry classifications and/or revenue derived from Quantum Computing Activities. In determining whether a company is involved in Quantum Computing Activities and the extent of such involvement, WisdomTree expects to rely on publicly available information and analyses of such information performed by third-party data providers.

Each company that meets the eligibility criteria is assigned a Relevancy Score and Purity Classification based on the nature and significance of its Quantum Computing Activities, and, when available in company disclosures, revenue derived from those activities. The Relevancy Score is set at 3, 2, or 1, reflecting high, medium, or low relevancy of the company’s involvement in Quantum Computing Activities and significance of those activities for the progress of quantum computing. The Purity Classification is specified as ‘Pure’ or ‘Diversified’, depending on the business focus (i.e., companies solely engaged in Quantum Computing Activities are classified as “Pure” while companies engaged in multiple lines of business with one involving Quantum Computing Activities are classified as “Diversified”) and, when available in company disclosures, revenue derived from Quantum Computing Activities. Companies with a Relevancy Score of 3 and which are classified as ‘Pure’ are allocated a greater weight, while those companies with a Relevancy Score of 1 and classified as ‘Diversified’ are allocated a reduced weight. A company’s Relevancy Score and Purity Classification are reviewed and, if necessary, updated in connection with the quarterly rebalance and reconstitution of the Index. At each rebalance, the maximum weight of any security in the Index is capped at 15%.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Information Technology Sector.

To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. The Fund expects to concentrate its investments in companies in the Semiconductors & Semiconductor Equipment Industry and Software & Services Industry Group.

Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in constituents of the Index and/or investments that have economic characteristics that are substantially similar to the economic characteristics of such constituents.To the extent the Index is concentrated in the securities of companies assigned to a particular industry or group of industries, the Fund will seek to concentrate its investments (i.e., invest more than 25% of its assets) in such industry or group of industries to approximately the same extent as the Index. The Fund expects to concentrate its investments in companies in the Semiconductors & Semiconductor Equipment Industry and Software & Services Industry Group.Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their Primary Business Activities in the United States are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more).